ForeRetirement Variable Annuity

Supplement Dated June 17, 2021

to your Prospectus Dated May 3, 2021

Effective immediately, the Minimum and Maximum Base Contract fees line item in the Ongoing Fees and Expenses (annual charges) table on page 7 of your prospectus is hereby deleted and replaced with the following:

Annual Fee	Minimum	Maximum
Base Contract[1] (Varies by Contract class)	1.15%	1.56%

This Supplement should be retained for future reference.

FR-061721-FC